Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2022
Equity [abstract]
Schedule of Shares Activity

	Thousands of Shares For the Year Ended March 31
	2021	2022
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,576,374	1,576,388
Exercise of stock options	14	10
Issuance of shares	—	5,855
As of the end of the year	1,576,388	1,582,253

Schedule of Dividends Declared and Paid

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2019, to March 31, 2020
Q1 2019	¥140,836	¥90.00	March 31, 2019	June 28, 2019
Q3 2019	141,857	90.00	September 30, 2019	December 2, 2019
April 1, 2020, to March 31, 2021
Q1 2020	141,858	90.00	March 31, 2020	June 25, 2020
Q3 2020	141,860	90.00	September 30, 2020	December 1, 2020
April 1, 2021, to March 31, 2022
Q1 2021	141,859	90.00	March 31, 2021	June 30, 2021
Q3 2021	142,387	90.00	September 30, 2021	December 1, 2021
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2022, to March 31, 2023
Q1 2022	140,365	¥90.00	March 31, 2022	June 30, 2022